Deferred Gain on Sale of Royalty	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Other Liabilities Disclosure [Abstract]
Deferred Gain on Sale of Royalty

10. Deferred Gain on Sale of Royalty

As of March 31, 2022, the Company classified the deferred gain from the sale of its royalty as a non-current liability as a result of the cessation of mining operations in November 2021.

11. Deferred Gain on Sale of Royalty

On May 29, 2020, the closing date of the Recapitalization Transaction, the Company and Sprott Private Resource Lending II (Co) Inc. (the “Payee”) entered into a royalty agreement with respect to the Hycroft Mine (the “Sprott Royalty Agreement”) in which Payee paid to the Company cash consideration in the amount of $30.0 million, for which the Company granted to Payee a perpetual royalty equal to 1.5% of the Net Smelter Returns from its Hycroft Mine, payable monthly. Net Smelter Returns for any given month are calculated as Monthly Production multiplied by the Monthly Average Gold Price and the Monthly Average Silver Price, minus Allowable Deductions, as such terms are defined in the Sprott Royalty Agreement. The Company is required to remit royalty payments to the Payee free and clear and without any present or future deduction, withholding, charge or levy on account of taxes, except Excluded Taxes as such term is defined in the Sprott Royalty Agreement.

The Company had the right to repurchase up to 33.3% (0.5% of the 1.5% royalty) of the royalty on each of the first and second anniversaries from May 29, 2020. The Company did not exercise its right to repurchase 0.5% on the first anniversary and waived its right to the repurchase on the second anniversary (see Note 25 - Subsequent Events below). The Sprott Royalty Agreement is secured by a first priority lien on certain property of the Hycroft Mine, including: (1) all land and mineral claims, leases, interests, and rights; (2) water rights, wells, and related infrastructure; and (3) stockpiles, buildings, structures, and facilities affixed to, or situated on, the Hycroft Mine, which ranks senior to security interests and liens granted pursuant to the Sprott Credit Agreement. In addition to the terms generally described above, the Sprott Royalty Agreement contains other terms and conditions commonly contained in royalty agreements of this nature.

During the year ended December 31, 2021, the Company recorded amortization of its Deferred gain on sale of royalty of approximately $0.1 million, and made payments under the Sprott Royalty Agreement of $2.3 million, which are included in Cost of sales on the Consolidated Statements of Operations. As of December 31, 2021, the Company included $0.1 million of the Deferred gain on sale of royalty in Current liabilities on its Consolidated Balance Sheets based upon the estimated gold and silver expected to be produced over the next 12 months, using the forecasted ounces expected to be produced during 2022.